FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Accounts Payable And Accrued Liabilities	$ 10,922	$ 9,469
Amounts Due To Related Parties	67	28
Equipment Loans	316	$ 0
Less Than One Year [Member]
Statement [Line Items]
Accounts Payable And Accrued Liabilities	10,922
Amounts Due To Related Parties	67
Minimum rental and lease payments	105
Equipment Loans	165
Finance Lease Obligations	1,523
Total	12,782
Financial Instruments [Member]
Statement [Line Items]
Accounts Payable And Accrued Liabilities	10,922
Amounts Due To Related Parties	67
Minimum rental and lease payments	849
Equipment Loans	481
Finance Lease Obligations	2,925
Total	15,244
Later than one year and not later than five years [member]
Statement [Line Items]
Accounts Payable And Accrued Liabilities	0
Amounts Due To Related Parties	0
Minimum rental and lease payments	346
Equipment Loans	316
Finance Lease Obligations	1,402
Total	2,064
More Than 5 Years [Member]
Statement [Line Items]
Accounts Payable And Accrued Liabilities	0
Amounts Due To Related Parties	0
Minimum rental and lease payments	398
Equipment Loans	0
Finance Lease Obligations	0
Total	$ 398